PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2014 and 2013 are summarized as follows:

	December 31,
	2014	2013
	(In Thousands)
Land	$4,746	$4,311
Buildings	11,879	11,497
Leasehold improvements	10,802	10,762
Furniture and equipment	12,741	12,549
Construction in process	1,233	45
	41,401	39,164
Accumulated depreciation and amortization	(19,690)	(18,074)
Premises and equipment, net	$21,711	$21,090